CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,002)	$ (5,828)	$ (23,676)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	206	372	572
Lease amortization	994	1,429	1,516
Net gain on disposal of assets	(2)	(33)
Gain on liquidation of a subsidiary		(6)
Reversal of guarantee obligations (ASC 460) reserve upon expiration of statute of limitations	(21)	(42)
Investment impairment			1,029
Stock-based compensation expense	603	504	703
Allowance for (recovery of) credit losses	(3,465)	(9,158)	9,441
Allowance for inventory	682	4,573	170
Deferred income taxes	1,135	2,052	(1,499)
Changes in operating assets and liabilities
Accounts receivable	19,043	31,336	18,767
Inventories and deferred costs	(448)	578	(230)
Prepaid and other assets	1,693	(4,595)	600
Accounts payable	(6,057)	(6,089)	(5,754)
Income taxes payable	(417)	2,832	(1,894)
Customer advances	(108)	(160)	231
Deferred revenue	(6)	(329)	(1,254)
Other liabilities	(1,553)	2,393	(2,122)
Net cash provided by (used in) operating activities	7,277	19,829	(3,400)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(250)	(348)	(115)
Proceeds from sale of short-term investments		2,100	2,095
Net cash provided by (used in) investing activities	(250)	1,752	1,980
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	20
Repurchase of ordinary shares	(13)		(374)
Net cash provided by (used in) financing activities	7		(374)
Effect of exchange rate changes on cash and cash equivalents	(6,451)	(3,693)	1,575
Net Increase (decrease) in cash and cash equivalents	583	17,888	(219)
Cash, cash equivalents and restricted cash at beginning of year	66,276	48,388	48,607
Cash, cash equivalents and restricted cash at end of year	66,859	66,276	48,388
Cash paid:
Interest paid			10
Income taxes paid	$ 1,342	$ 800	$ 2,100